LONG TERM RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2015
Long-term Investments and Receivables, Net [Abstract]
LONG TERM RECEIVABLES AND DEPOSITS
NOTE 6:-          LONG TERM RECEIVABLES AND DEPOSITS

	December 31,
	2015	2014

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$-	$1,017
Restricted deposits	64	330
Leasing deposits	55	47

	$119	$1,394